Related Party Transactions - Related Party Balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 18,732	$ 2,939	¥ 9,358
Amounts due to related parties	3,703	581
HK Fairlady
Related Party Transaction [Line Items]
Amounts due from related parties			2,947
Amounts due to related parties	3,371	528
Yi Xin
Related Party Transaction [Line Items]
Amounts due from related parties	1		943
Amounts due to related parties	4	1
Zhi Nao
Related Party Transaction [Line Items]
Amounts due from related parties			200
Explorer
Related Party Transaction [Line Items]
Amounts due from related parties			3,229
Pan Hai.
Related Party Transaction [Line Items]
Amounts due from related parties			1,551
Jun Mi
Related Party Transaction [Line Items]
Amounts due from related parties			¥ 488
Amounts due to related parties	82	13
Sunwah
Related Party Transaction [Line Items]
Amounts due from related parties	9,680	1,519
Rock&Roll
Related Party Transaction [Line Items]
Amounts due from related parties	4,291	673
Marvelousmart
Related Party Transaction [Line Items]
Amounts due from related parties	1,777	279
Raspberry
Related Party Transaction [Line Items]
Amounts due from related parties	81	13
Amounts due to related parties	30	5
Reds Catering
Related Party Transaction [Line Items]
Amounts due from related parties	2
SH Skyline
Related Party Transaction [Line Items]
Amounts due from related parties	2,900	455
GZ Skyline
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 216	$ 34